SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Apr. 30, 2026
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 3 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) and information pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”).

The consolidated financial statements include all adjustments considered necessary, in the opinion of management, for a fair presentation of the Company’s financial position, results of operations, and cash flows for the periods presented.

Principle of consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. The financial statements of the subsidiaries are prepared for the same reporting period as the Company, using consistent accounting policies. All significant inter-company transactions and balances between members of the Company are eliminated in consolidation.

Foreign currency translation

The Company and its wholly-owned subsidiaries use US$ as their reporting currency. The functional currency of the Company’s subsidiary in Singapore is Singapore Dollars (“SGD”) and the Company’s subsidiary in Hong Kong is Hong Kong dollar (“HK$”), which are their respective local currencies based on the criteria of ASC 830, “Foreign Currency Matters”.

In the consolidated financial statements of the Company, transactions in currencies other than the functional currency are measured and recorded in the functional currency using the exchange rate in effect at the date of the transaction. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the functional currency are translated into the functional currency using the exchange rate at the balance sheet date. All gains and losses arising from foreign currency transactions are recorded in the statements of operations during the period in which they occur.

Translation of foreign currencies

The functional currency is Singapore Dollars for the Company’s Singapore subsidiary and HK$ for Hong Kong subsidiary. The Company’s reporting currency is the US$. Assets and liabilities denominated in foreign currencies are translated at year/period-end exchange rates, statements of operations accounts are translated at average rates of exchange for the year/period and equity is translated at historical exchange rates. Any translation gains or losses are recorded in other comprehensive income (loss). Gains or losses resulting from foreign currency transactions are included in net income (loss).

	For the six months ended
	April 30,
	2026	2025

Average rate-US$/SGD	1.2830	1.3428
Average rate-US$/HK$	7.8051	7.7767

	April 30, 2026	October 31, 2025

Year/Period-end spot rate-US$/SGD	1.2823	1.3012
Year/Period-end spot rate-US$/HK$	7.8359	7.7717

Use of Estimates and Assumptions

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates and judgments are based on historical information, information that is currently available to the Company and on various other assumptions that the Company believes to be reasonable under the circumstances. Significant estimates required to be made by management include, but not limited to, allowance for credit losses against accounts receivable, valuation allowance for deferred tax assets, accounting of operating lease right-of-use assets, and operating lease liabilities. Actual results could differ from the estimates, and as such, differences could be material to the consolidated financial statements.

Cash and cash equivalents

Cash and cash equivalents represent cash held in the Company’s bank accounts. Management believes that the Company is not exposed to any significant credit risk on cash. As of April 30, 2026, the Company did not have any cash held in an escrow account.

Cash and cash equivalents consist of the following:

	April 30, 2026	October 31, 2025
	(Unaudited)	(Audited)
Cash in bank accounts	$318,157	$582,565
Cash in escrow account	–	100,918
Total	$318,157	$683,483

Accounts receivable, net

The Company accounts for its accounts receivable in accordance with ASC 326, Financial Instruments – Credit Losses. Under this standard, the Company estimates expected credit losses over the life of its accounts receivable using a current expected credit loss (CECL) model. Management evaluates the collectability of accounts receivable by considering factors such as historical collection experience, current economic conditions, customer creditworthiness, and other relevant factors.

Accounts receivable are written off when deemed uncollectible. Changes in the allowance for credit losses are recorded in the statements of operations as a component of general and administrative expenses. No allowance was required as of April 30, 2026 and October 31, 2025.

Other receivables and prepaid expenses

Other receivables and prepaid expenses include rental deposits for rents and advance payments made to vendors. An allowance for credit losses may be established and recorded based on management’s assessment of the likelihood of collection. Management reviews these items on a regular basis to determine if the allowance for credit losses is adequate, and adjusts the allowance when necessary. Delinquent account balances are written-off against the allowance for credit losses after management has determined that the likelihood of collection is not probable. No allowance was required as of April 30, 2026 and October 31, 2025.

Leases – Right-of-Use Assets and Lease Liabilities

The Company accounts for leases with a term greater than 12 months in accordance with ASC 842, Leases. These leases are classified as operating leases, and the Company presents right-of-use (“ROU”) assets and corresponding lease liabilities on its consolidated balance sheet under a single classification.

ROU assets represent the Company’s right to use an underlying asset during the lease term. Lease liabilities represent the Company’s obligation to make lease payments. At lease commencement, ROU assets and lease liabilities are measured based on the present value of future lease payments, discounted using the Company’s incremental borrowing rate. ROU assets are subsequently amortized on a straight-line basis over the shorter of the lease term or the estimated useful life of the underlying asset. Lease liabilities are reduced as lease payments are made and increased for interest expense recognized using the effective interest method.

In March 2025, the Company recognized ROU assets and corresponding lease liabilities in connection with two separate operating lease arrangements—one for its wholly owned subsidiary KHOB LIMITED in Hong Kong and another for KHOB Pte. Ltd. in Singapore. The Hong Kong lease spans two years with monthly lease payments of HKD 8,000, while the Singapore lease also spans two years with monthly payments of SGD 1,700. Both leases are measured at the present value of the lease payments using the applicable incremental borrowing rates. As of April 30, 2026, the previously recognized operating leases for its subsidiaries in Hong Kong and Singapore have been terminated in order to manage costs. The Company currently applies the short-term lease exemption for its new Singapore lease, recognizing lease payments as expenses on a straight-line basis over the lease term. Consequently, no ROU assets or lease liabilities are recognized on the consolidated balance sheet as of April 30, 2026.

Website and Software Development Costs

The Company accounts for website and software development costs in accordance with ASC 350-50, Website Development Costs, and ASC 350-40, Internal-Use Software.

In accordance with ASC 350-50-25-7, costs incurred during the application and infrastructure development stage are capitalized. Conversely, costs incurred during the preliminary project stage are expensed as incurred in accordance with ASC 350-50-25-6. The Company amortizes these costs using the straight-line method over an estimated useful life of three years.

The Company evaluates the website and software development costs for potential impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. There were no impairments of intangible assets as of April 30, 2026 and October 31, 2025.

Fair Value of Financial Instruments

ASC topic 820 "Fair Value Measurements and Disclosures" establishes a three-tier fair value hierarchy, which prioritizes the inputs in measuring fair value. The hierarchy prioritizes the inputs into three levels based on the extent to which inputs used in measuring fair value are observable in the market.

These tiers include:

Level 1:	defined as observable inputs such as quoted prices in active markets;
Level 2:	defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and
Level 3:	defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

The carrying value included in current assets and current liabilities in the consolidated balance sheets approximate their fair values because of the short-term nature of such instruments. The fair value of longer-term leases approximates their recorded values as their stated interest rates approximate the rates currently available.

The Company’s non-financial assets, website and software development costs, would be measured at fair value only if they were determined to be impaired.

Impairment for long-lived assets

The Company reviews long-lived assets, including intangible assets (website and software), for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the undiscounted future pre-tax cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Fair value is generally determined by discounting the cash flows expected to be generated by the asset (asset Company), when the market prices are not readily available.

The adjusted carrying amount of the asset is the new cost basis and is depreciated over the asset’s remaining useful life. Long-lived assets are grouped with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. As of April 30, 2026 and October 31, 2025  , no impairment of long-lived assets was recognized.

Accounts payable

Accounts payable represent amounts due to a third party for Web3 consultancy and customization services.

Revenue Recognition

The Company recognizes revenue in accordance with Accounting Standards Codification (ASC) Topic 606, Revenue from Contracts with Customers. The core principle of ASC 606 is to depict the transfer of promised goods or services to customers in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services.

The Company applies ASC 606’s five-step model:

1.	Identify the contract(s) with a customer.
2.	Identify the performance obligations in the contract.
3.	Determine the transaction price.
4.	Allocate the transaction price to the performance obligations.
5.	Recognize revenue when (or as) a performance obligation is satisfied.

A contract is within the scope of ASC 606 when it is probable that the Company will collect the consideration to which it is entitled.

The Company operates under three principal revenue models:

1.	Collaborating with developers to provide and customize software solutions tailored to client requirements, recognizing revenue upon delivery or service completion.
2.	Referring clients to partner software developers and earning referral commissions upon project completion; or
3.	Provide consultancy and customization services to certain customers in the area of Web3.

Performance Obligations and Revenue Recognition

a) Software Solutions Revenues (Principal)

-	Nature of Promise: The Company facilitates the sale, customization, and implementation of software modules tailored to the clients’ requirements.
-	Performance Obligation: Each module represents a distinct performance obligation, with inseparable customization services bundled when applicable.
-	Timing of Satisfaction: Revenue is recognized at a point in time when the client signs a written confirmation of delivery, evidencing transfer of control. At that point, the Company invoices the client and the contractor invoices the Company.
-	Transaction Price: The consideration is typically a fixed amount specified in the customer contract.

b) Commission on Software Sales (Agent)

-	Nature of Promise: In referral arrangements, the Company acts as an agent by sourcing and arranging for a contractor to deliver software directly to the client. The Company is not involved in controlling the development or delivery process of the software and does not obtain control of the underlying software.
-	Principal vs. Agent Analysis: The contractor is responsible for fulfillment and bears delivery risk. The Company’s promise is limited to sourcing a suitable software contractor for the client; therefore, the Company acts as an agent.
-	Performance Obligation: To provide research, referral, and facilitation services.
-	Timing of Satisfaction: Revenue is recognized at a point in time, when the client signs confirmation of service or software delivery and the Company’s right to its commission is enforceable.
-	Transaction Price & Measurement: The Company recognizes only its net commission as revenue. Client payments flow through the Company, which deducts its commission and remits the balance to the contractor.

c) Consulting and Customization Services (Principal)

-	Nature of Promise: The Company provides consulting, implementation, and customization services, often working alongside contractors.
-	Performance Obligation: To provide the contracted professional services.
-	Timing of Satisfaction: Revenue is recognized at a point in time, when the client signs written confirmation of service completion, demonstrating that the performance obligation has been satisfied.
-	Transaction Price: Consideration is typically a fixed fee, invoiced upon client confirmation of service delivery.

Disaggregation of revenue

The following table presents the Company’s revenue disaggregated based on revenue source for the periods ended April 30, 2026 and 2025:

	For the six months ended April 30,
	2026	2025
	(Unaudited)	(Unaudited)
Consultancy services	$140,000	$–
Commission for software sales	–	220,000
Software solutions & Sales	–	105,128
Total Revenue	$140,000	$325,128

Revenue disaggregated by timing of revenue recognition for the six months ended April 30, 2026 and 2025 is disclosed in the table below:

	For the six months ended
	April 30,
	2026	2025
	(Unaudited)	(Unaudited)
Point in time:
Consultancy services	$140,000	$–
Commission for software sales	–	220,000
Software solutions & Sales	–	105,128

Professional fees

Professional fees are mainly the service fees for audit, company secretary, legal, and other professional services which are needed during the ordinary course of our business operation.

Income Taxes

Income taxes are computed using the asset and liability method. Under the asset and liability method, deferred income tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities and are measured using the currently enacted tax rates and laws. A valuation allowance is provided for the amount of deferred tax assets that, based on available evidence, are not expected to be realized.

Jurisdictional Tax Considerations

Upon completion of the Reincorporation Merger on January 12, 2026 (Note 1), the Company operates across Singapore and Hong Kong SAR—each offering distinct tax advantages that support its global business strategy.

Singapore applies a flat corporate income tax rate of 17%, with partial exemptions available for qualifying companies. The jurisdiction also offers a one-tier tax system, meaning dividends are tax-exempt at the shareholder level. Singapore’s transparent and business-friendly tax regime supports the Company’s regional operations through KHOB Pte. Ltd.

Hong Kong SAR follows a territorial tax system, taxing only profits sourced within Hong Kong. The two-tiered profits tax regime applies a rate of 8.25% on the first HKD 2 million of profits and 16.5% thereafter. Offshore income is generally exempt unless it falls under the refined Foreign-Sourced Income Exemption (FSIE) regime. This structure supports the Company’s operations through KHOB Limited and Easy Smart Technology Limited.

These tax environments contribute to the Company’s ability to optimize its global tax position while maintaining compliance with applicable laws and regulations. Income tax expense is determined and recorded on a legal entity basis. Tax losses of one entity are not used to offset taxable income of other entities within the consolidated group.”

Basic Income (Loss) Per Share

The Company computes income (loss) per share in accordance with FASB ASC 260 “Earnings per Share”. Basic loss per share is computed by dividing net income (loss) available to common shareholders by the weighted average number of outstanding common shares during the period. Diluted income (loss) per share gives effect to all dilutive potential common shares outstanding during the period. Dilutive loss per share excludes all potential common shares if their effect is anti-dilutive.

As of April 30, 2026 and October 31, 2025, there were no potentially dilutive debt or equity instruments issued or outstanding.

Segment reporting

ASC Topic 280, Segment Reporting (“ASC 280”) establishes standards for reporting information about operating segments on a basis consistent with the Company’s organizational structure as well as information about geographical areas, business segments and the types of customers to help users of financial statements to better understand the Company’s performance, assess its prospects for future net cash flow and make more informed judgements about the Company in a whole.

The Company uses the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance. The Company’s CODM has been identified as the CEO, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company. Significant segment expenses regularly provided to the CODM include professional fees of $159,698 and $30,043, staff costs and employee benefits of $140,587 and $9,857 and direct project costs of $96,000 and $59,231, for the six months ended April 30, 2026 and 2025, respectively.

Based on the management’s assessment, the Company determined that it has only one operating segment and therefore one reportable segment as defined by ASC 280. The Company’s assets are substantially all located in the Singapore and substantially all of the Company’s revenue and expense are derived in the Singapore. Therefore, no geographical segments are presented.

Commitment and contingencies

In the normal course of business, the Company is subject to loss contingencies, such as legal proceedings and claims arising out of its business, which cover a wide range of matters, including, among others, government investigations and tax matters. In accordance with FASB ASC 450-20, “Loss Contingencies”, the Company records accruals for such loss contingencies when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated.

Recent Accounting Pronouncements

In December 2025, the FASB issued ASU 2025-12, which is to correct, clarify, and otherwise improve U.S. GAAP. ASU 2025-12 includes 33 improvements that span a wide range of topics, including Clarifying diluted earnings per share (EPS) calculation when a loss from continuing operations exists, Clarifying disclosure requirements for lease receivables from sales-type or direct financing leases, Revising the calculation of the reference amount for beneficial interests to prevent double counting credit losses, Clarifying the permissible methods to account for treasury stock retirements, and Clarifying the guidance for transfers of receivables from contracts with customers. The amendments in this Update are effective for all entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods. Early adoption is permitted in both interim and annual reporting periods in which financial statements have not yet been issued or made available for issuance. If an entity adopts the amendments in this Update in an interim period, it must adopt them as of the beginning of the annual reporting period that includes that interim reporting period. An entity may elect to early adopt the amendments on an issue-by-issue basis. For example, an entity may decide to early adopt certain amendments and adopt the remaining amendments at the effective date. An entity should apply the amendments in this Update (except for the amendments to Topic 260, Earnings Per Share, related to Issue 4) using one of the following transition methods: (i) Prospectively to all transactions recognized on or after the date that the entity first applies the amendments, or (ii) Retrospectively to the beginning of the earliest comparative period presented. An entity should adjust the opening balance of retained earnings (or other appropriate components of equity or net assets in the statement of financial position) as of the beginning of the earliest comparative period presented. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

In December 2025, the FASB issued ASU 2025-11, which is intended to improve the navigability of the guidance in ASC 270 and clarify when it applies. Under the amendments, an entity is subject to ASC 270 if it provides interim financial statements and notes in accordance with GAAP. The ASU also addresses the form and content of such financial statements, adds lists to ASC 270 of the interim disclosures required by all other Codification topics, and establishes a principle under which an entity must disclose events since the end of the last annual reporting period that have a material impact on the entity. As the Board stated in the proposed guidance and reiterates in the ASU, the amendments are not intended to change the fundamental nature of interim reporting or expand or reduce current interim disclosure requirements. For public business entities, the amendments in ASU 2025-11 are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. For entities other than public business entities, for interim reporting periods within annual reporting periods beginning after December 15, 2028. Early adoption is permitted for all entities. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

On September 18, 2025, the FASB issued Accounting Standards Update (ASU) 2025-06, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software. ASU 2025-06 modernizes the accounting for internal-use software (the existing internal-use software guidance does not contemplate more current methods of software development). The amendments in ASU 2025-06 are limited and focused on the key challenge that entities face in applying FASB Accounting Standards Codification (FASB ASC) 350-40—applying that guidance to software that is developed using modern, iterative approaches such as Agile, DevOps, and continuous-deployment models that do not fit neatly into the legacy “preliminary-project / application-development / post-implementation” stages described in today's Subtopic 350-40.The amendments in this Update are effective for all entities for annual reporting periods beginning after December 15, 2027, and interim reporting periods within those annual reporting periods. Early adoption is permitted as of the beginning of an annual reporting period. The Company expects the adoption on this ASU will not have a material effect on the Company's consolidated financial statements.

In July 2025, the FASB issued ASU 2025-05 - Financial Instruments—Credit Losses (Topic 326). The amendments in this Update provide (1) all entities with a practical expedient and (2) entities other than public business entities with an accounting policy election when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under Topic 606. An entity that elects the practical expedient and the accounting policy election, if applicable, should apply the amendments in this Update prospectively. The amendments will be effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted in both interim and annual reporting periods in which financial statements have not yet been issued or made available for issuance. The Company is evaluating the impact of the adoption of this guidance. We believe the future adoption of this ASU is not expected to have a material impact on its financial statements.

In January 2025, the FASB issued ASU 2025-01, “Income Statement – Comprehensive Income – Expense Disaggregation Disclosure (Subtopic 220-40): Clarifying the Effective Date.” This pronouncement revises the effective date of ASU 2024-03 and clarify that all public business entities are required to adopt the guidance in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Entities within the ASU's scope are permitted to early adopt the accounting standard update. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

In November 2024, the FASB issued ASU 2024-03, “Income Statement — Reporting Comprehensive Income (Subtopic 220-40): Disaggregation of Income Statement Expenses.” This pronouncement introduces new disclosure requirements aimed at enhancing transparency in financial reporting by requiring disaggregation of specific income statement expense captions. Under the new guidance, entities are required to disclose a breakdown of certain expense categories, such as: employee compensation; depreciation; amortization, and other material components. The disaggregated information can be presented either on the face of the income statement or in the notes to the financial statements, often using a tabular format. The ASU is effective for fiscal years beginning after December 15, 2026, and interim periods within those fiscal years. In January 2025, the FASB issued ASU 2025-01, “Income Statement – Comprehensive Income – Expense Disaggregation Disclosure (Subtopic 220-40): Clarifying the Effective Date.” This pronouncement revises the effective date of ASU 2024-03 and clarifies that all public business entities are required to adopt the guidance in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Entities within the ASU's scope are permitted to early adopt the accounting standard update. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

In October 2023, the FASB issued ASU 2023-06, Disclosure Improvements — Codification Amendments in Response to SEC's Disclosure Update and Simplification Initiative which amend the disclosure or presentation requirements of codification subtopic 230-10 Statement of Cash Flows — Overall, 250-10 Accounting Changes and Error Corrections — Overall, 260-10 Earnings Per Share — Overall, 270-10 Interim Reporting — Overall, 440-10 Commitments — Overall, 470-10 Debt — Overall, 505-10 Equity — Overall, 815-10 Derivatives and Hedging — Overall, 860-30 Transfers and Servicing — Secured Borrowing and Collateral, 932-235 Extractive Activities — Oil and Gas — Notes to Financial Statements, 946-20 Financial Services — Investment Companies — Investment Company Activities, and 974-10 Real Estate — Real Estate Investment Trusts — Overall. The amendments represent changes to clarify or improve disclosure and presentation requirements of the above subtopics. Many of the amendments allow users to more easily compare entities subject to the SEC's existing disclosures with those entities that were not previously subject to the SEC's requirements. Also, the amendments align the requirements in the codification with the SEC's regulations. For entities subject to existing SEC disclosure requirements or those that must provide financial statements to the SEC for securities purposes without contractual transfer restrictions, the effective date aligns with the date when the SEC removes the related disclosure from Regulation S-X or Regulation S-K. Early adoption is not allowed. For all other entities, the amendments will be effective two years later from the date of the SEC's removal.

Except for the above-mentioned pronouncements, there are no new recent issued accounting standards that will have a material impact on the consolidated financial position, statements of operations and cash flows.